LEASES (Details) $ in Thousands	3 Months Ended
Mar. 31, 2019 USD ($)
Right-of-use lease asset	$ 569
Lease liability	$ 575
Lease term using a discount rate	9.50%
Option to extend	3?years
Lease expense:
Operating lease cost	$ 40
Supplemental cash flow information related to leases:
Operating cash flows from operating leases	39
Operating leases	569
Supplemental balance sheet information related to leases:
Current portion of lease liabilities	151
Operating lease liabilities - Long term portion	$ 424
Weighted Average Remaining Lease Term	4 years 4 months 24 days
Discount Rate	9.50%
Maximum [Member]
Lease terms	5 years
Minimum [Member]
Lease terms	1 year